PROFIT APPROPRIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit Appropriation [Line Items]
Total amount of profits contributed to funds	$ 42	$ 108	$ 2,662
Total balance of profits contributed to funds	$ 23,955	$ 23,913
China Foreign Investment Enterprises Law [Member]
Profit Appropriation [Line Items]
Required registered capital ratio to de-force compulsory net profit allocation to general reserve fund	50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as a general reserve fund	10.00%
China Company Law [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as statutory surplus fund	10.00%
Required registered capital ratio to de-force compulsory net profit allocation to statutory surplus fund	50.00%
China Company Law [Member] | Minimum [Member]
Profit Appropriation [Line Items]
Required percentage of after-tax-profit under PRC GAAP to be set aside as statutory surplus fund	10.00%